Document and Entity Information	Jul. 03, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	Archer-Daniels-Midland Co
Amendment Flag	false
Entity Central Index Key	0000007084
Document Type	8-K
Document Period End Date	Jul. 03, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-44
Entity Tax Identification Number	41-0129150
Entity Address, Address Line One	77 West Wacker Drive
Entity Address, Address Line Two	Suite 4600
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	634-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	ADM
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2025
Security Exchange Name	NYSE